Contingent Liabilities (Details Textual) ₪ in Millions	12 Months Ended
Dec. 31, 2017 ILS (₪)
Contingent Liabilities (Textual)
Subsequent customer claims	₪ 571
Legally distributed value	113
DBS [Member]
Contingent Liabilities (Textual)
Paid taxes	462,000
Bezeq Group Companies [Member]
Contingent Liabilities (Textual)
Contingent liabilities including exposure	4,000
Subsequent customer claims	6,400
Bezeq Group Companies [Member] | Customer claims [Member]
Contingent Liabilities (Textual)
Contingent liabilities including exposure	2,000
Payment of damages	₪ 2,000
Description of plaintiff estimates	Plaintiff estimates at NIS 1.1 billion or NIS 2 billion.
Bezeq Group Companies [Member] | Claims by enterprises and companies [Member]
Contingent Liabilities (Textual)
Contingent liabilities including exposure	₪ 1,110
Bezeq Group Companies One [Member]
Contingent Liabilities (Textual)
Exposure of claims	₪ 1,200